REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Board of Trustees of the Two Roads Shared Trust and
Shareholders of
Redwood Managed Volatility Fund
Redwood Managed Municipal Income Fund
Redwood AlphaFactor(r) Tactical International Fund
Redwood Systematic Macro Trend ("SMarT") Fund
In planning and performing our audit of the financial statements of Redwood Managed Volatility Fund,
Redwood Managed Municipal Income Fund, Redwood AlphaFactor(r) Tactical International Fund, and Redwood Systematic Macro Trend ("SMarT") Fund (four of the funds in the Two Roads Shared Trust) (collectively, the "Funds"), as of and for the year ended October 31, 2021, in accordance with the standards of the Public
Company Accounting Oversight Board (United States), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing audit procedures for the purpose of expressing an opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the fund's assets that could have a material effect on the financial statements.







Because of its inherent limitations, internal control over
financial reporting may not prevent or detect
misstatements. Also projections of any evaluation of
effectiveness to future periods are subject to the risk
that controls may become inadequate because of
changes in conditions, or the degree of compliance with
policies and procedures may deteriorate.
A deficiency in internal control over financial reporting
exists when the design or operation of a control does
not allow management or employees, in the normal
course of performing their assigned functions, to
prevent or detect misstatements on a timely basis. A
material weakness is a deficiency, or a combination of
deficiencies, in internal control over financial reporting,
such that there is a reasonable possibility that a
material misstatement of the Funds' annual or interim
financial statements will not be prevented or detected
on a timely basis.
Our consideration of the Funds' internal control over
financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal control
over financial reporting that might be material
weaknesses under standards established by the Public
Company Accounting Oversight Board (United States).
However, we noted no deficiencies in the Funds'
internal control over financial reporting and their
operation, including controls over safeguarding
securities, which we consider to be material
weaknesses as defined above as of October 31, 2021.
This report is intended solely for the information and
use of management and the Board of Trustees of the
Two Roads Shared Trust and the U.S. Securities and
Exchange Commission, and is not intended to be and
should not be used by anyone other than these
specified parties..
/s/Grant Thornton LLP
Philadelphia, Pennsylvania
January 10, 2022